Organization and Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1.	Organization and Description of Business

Global-E Online Ltd. was incorporated on February 21, 2013 under the laws of the state of Israel and commenced operations at that time.

The company and its subsidiaries (together, "Global-E", the "Company") offer a leading platform to enable and accelerate global, direct-to-consumer (“D2C”) cross-border e-commerce. The platform was purpose-built for international shoppers to buy seamlessly online and for merchants to sell from, and to, anywhere in the world. The Company’s platform localizes the shopper experience in effort to make international transactions as seamless as domestic ones. The platform increases the conversion of international traffic into sales by removing much of the complexity associated with international e-commerce. The platform provides an integrated solution that creates a localized and frictionless shopper experience and is simple to manage, flexible to adjust and smart in its local market insights and best practices. The vast capabilities of the Company’s end-to-end platform include interaction with shoppers in their native languages, market-adjusted pricing, payment options tailored to local market preferences, compliance with local consumer regulations and requirements such as customs duties and taxes, shipping services, after-sales support and returns management. These elements are unified under the Global-e platform to enhance the shopper experience and enable merchants to capture the cross-border opportunity.